INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 29, 2018
Intangible Assets [Abstract]
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL
The following table summarises the movement in net book value for intangible assets and goodwill during the six months ended 29 June 2018:

	Intangible assets	Goodwill
	€ million	€ million
Net book value as at 31 December 2017	8,384	2,520
Additions - capitalised software	13	—
Amortisation expense	(24)	—
Currency translation adjustments	(10)	1
Net book value as at 29 June 2018	8,363	2,521